As filed with the Securities and Exchange Commission on September 17, 2025
Registration Nos. 333-255058; 333-283566
Investment Company Act No. 811-07772

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-4

(File No. 333-283566)
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 6	☒
And
(File Nos. 333-255058; 811-07772)
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 9	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 165	☒

Midland National Life Separate Account C
(Exact Name of Registered Separate Account)

Midland National Life Insurance Company
(Exact Name of Insurance Company)

West Des Moines, Iowa 50266-1071
(Address of Insurance Company’s Principal Executive Offices)
Insurance Company’s Telephone Number, including Area Code:
(877) 586-0240

Name and Address of Agent for Service:	Copy to:

Brett L. Agnew, Esq.	Dodie C. Kent, Esq.
Senior Vice President, Deputy General Counsel	Eversheds-Sutherland (US) LLP
Midland National Life Insurance Company	The Grace Building, 40th Floor
Sammons Financial Group	1114 Avenue of the Americas
8300 Mills Civic Parkway	New York, NY 10036-7703
West Des Moines, IA 50266

Approximate Date of Proposed Public Offering: Continuously on and after the effective date of the Registration Statement.
It is proposed that this filing will become effective:

☒    immediately upon filing pursuant to paragraph (b) of Rule 485

Check each box that appropriately characterizes the Registrant(s):

☒    Insurance Company relying on Rule 12h-7 under the Exchange Act

Explanatory Note

This Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-283566) and Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-255058) (together, the “Amendments”) are being filed solely to amend the Prospectus dated May 1, 2025 to include information about a new Portfolio Company that will be made available as an investment option under the LiveWell Dynamic Annuity Contracts, as reflected in the supplement included herein. Accordingly, the Amendments consist only of the facing page, this explanatory note, a supplement to the Prospectus, an updated Part C, and the signature pages to the Registration Statement. The Amendments incorporate by reference the Prospectus and Statement of Additional Information, each dated May 1, 2025, as supplemented on July 18, 2025, included in Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-283566) and Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 333-255058), each filed on July 18, 2025. The Amendment is not intended to amend or delete any part of the Registration Statements other than as set forth herein.

Supplement dated September 17, 2025
to the Prospectus dated May 1, 2025
for the LiveWell Dynamic Annuity
issued by Midland National Life Insurance Company
through the Midland National Life Separate Account C

This Supplement describes an additional Portfolio Company that is being made available as an investment option under your Contract. Please read this Supplement carefully and retain it with your Prospectus for future reference.

Effective September 30, 2025, the following Portfolio Company will be available as an investment option under the Contract:

Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1-Year Return	5-Year Return	10-Year Return
Corporate Bond – General	Fidelity® VIP Investment Grade Bond Svc 2 Fidelity Management & Research Company LLC	0.63%	1.50%	0.20%	1.68%

Additional information is available in the prospectus for the Portfolio Company, which can be amended from time to time and can be found online at www.srslivewell.com/individual-investors-da-prospectuses. You can also request this information at no cost by calling 866-747-3421 or sending an email request to SecuritiesPI@sfgmembers.com.

* * *

If you have any questions, please call the Customer Service Center toll-free at 1-866-747-3421, or write the Customer Service Center at Midland National Life Insurance Company, PO Box 9261 Des Moines, IA 50306-9261.

Please retain this supplement for future reference.

Part C
OTHER INFORMATION
Item 27. Exhibits

(a)		Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C (2)
(b)		Not Applicable
(c)	(1)	Distribution Agreement between Sammons Financial Network, LLC and Midland National Life Insurance Company (19)
	(2)	Registered Representative Contract (8)
(d)	(1)	Form of Registered Index-Linked and Variable Annuity Contract (18)
	(2)	Form of Return of Death Benefit Rider (20)
	(3)	Form of Waiver of Surrender Charge Rider (20)
	(4)	Form of Participation Rate Crediting Type Endorsement (20)
(e)		Application for Registered Index-Linked and Variable Annuity Contract (20)
(f)	(1)	Articles of Incorporation of Midland National Life Insurance Company (2)
	(2)	By-laws of Midland National Life Insurance Company (2)
(g)		Not Applicable
(h)	(1)	Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II. (5)
	(2)	Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II. (1)
	(3)	Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III. (6)
	(4)	Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III. (3)
	(5)	Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (4)
	(6)	Rule 22c-2 Agreement between Midland National Life Insurance Company Calvert Distributors, Inc. (7)
	(7)	SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation. (7)
	(8)	SEC Rule 22c-2 Supplement to Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (7)
	(9)	Rule 22c-2 Shareholder Information Agreement between Midland National and MFS Fund Distributors Inc. (7)
	(10)	Participation agreement between Midland National Life Insurance Company and BlackRock. (9)
	(11)	Participation agreement between Midland National Life Insurance Company and DWS. (9)
	(12)	Participation agreement between Midland National Life Insurance Company and Eaton Vance. (9)
	(13)	Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)
	(14)	Amendment to Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)
	(15)	Participation agreement between Midland National Life Insurance Company and Ivy Funds. (9)
	(16)	Participation agreement between Midland National Life Insurance Company and Legg Mason. (9)
	(17)	Participation agreement between Midland National Life Insurance Company and Pioneer Funds. (9)
	(18)	Participation agreement between Midland National Life Insurance Company and Prudential. (9)
	(19)	Participation agreement between Midland National Life Insurance Company and Royce Funds. (9)
	(20)	Amendment to Participation agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (9)
	(21)	Participation Agreement between Midland National Life Insurance Company and Massachusetts Financial Variable Insurance Trusts. (9)
	(22)	Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc. (9)
	(23)	Participation Agreement between Midland National Life Insurance Company and Calvert Asset Management Company, Inc. (9)
	(24)	Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC. (9)
	(25)	Participation Agreement between Midland National Life Insurance Company and Rydex Distributors LLC. (9)

(26)	Participation Agreement between Midland National Life Insurance Company and AllianceBernstein. (10)
(27)	Amendment to Participation Agreement between Midland National Life Insurance Company and American Century. (10)
(28)	Participation Agreement Amended and Restated between Midland National Life Insurance Company and DWS. (10)
(29)	Participation Agreement between Midland National Life Insurance Company and Lazard. (10)
(30)	Participation Agreement between Midland National Life Insurance Company and Lord Abbett. (10)
(31)	Amendment to Participation Agreement between Midland National Life Insurance Company and Northern Lights Variable Trust. (10)
(32)	Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck. (10)
(33)	Amendment to the Participation Agreement between Midland National Life Insurance Company, American Century Investment Services, Inc. and American Century Investment Management, Inc. (11)
(34)	Summary Prospectus Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation. (11)
(35)	Amendment to the Participation Agreement between Midland National Life Insurance Company and Janus Aspen Series. (11)
(36)	Amendment to the Participation Agreement between Midland National Life Insurance Company, The Alger American Portfolios and Fred Alger & Company, Incorporated. (12)
(37)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. (12)
(38)
Amendment to the Participation Agreement between Midland National Life Insurance Company, DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds, DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. (12)

(39)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. (12)
(40)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, Lazard Asset Management Securities LLC and Lazard Retirement Series, LLC. (12)
(41)
Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC. (12)

(42)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC. (12)
(43)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Northern Lights Variable Trust and Northern Lights Distributors, LLC. (12)
(44)	Amendment to the Participation Agreement between Midland National Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC. (12)
(45)
Amendment to the Participation Agreement between Midland National Life Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributors, Inc. (12)

(46)	Amendment to the Participation Agreement between Midland National Life Insurance Company, Royce Capital Fund and Royce Fund Services, Inc. (12)
(47)	Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation (13)
(48)
Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors,
Inc. (13)

(49)
Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors,
Inc. (13)

(50)
Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Series Trust II, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(51)	Participation Agreement between Midland National Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, LLC and Columbia Management Investment Distributors, Inc. (13)
(52)	Participation Agreement between Midland National Life Insurance Company, ALPS Variable Investment Trust, ALPS Advisors, Inc and ALPS Portfolio Solutions Distributor, Inc. (14)
(53)
Participation Agreement between Midland National Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series. (14)

(54)	Participation Agreement between Midland National Life Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. (14)
(55)
Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC., Transparent Value Trust, Guggenheim Partners Investment Management, LLC, and ALPS Distributors, Inc. (14)

	(56)	Amendment to the Participation Agreement between Midland National Life Insurance Company, BlackRock Variable Series Funds, Inc., and BlackRock Investments, LLC. (14)
	(57)	Amendment to the Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation. (14)
	(58)	Participation Agreement between Midland National Life Insurance Company and T. Rowe Price. (15)
(59)
Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC. (15)

	(60)	Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, John Hancock Variable Insurance Trust and John Hancock Distributors, LLC (16)
	(61)	Participation Agreement between Midland National Life Insurance Company, Federated Insurance Series and Federated Securities Corp. (17)
(k)	(1)	Opinion and Consent of Counsel (21)
(l)	(1)	Consent of Independent Registered Public Accounting Firm (22)
(m)		Not Applicable
(n)		Not Applicable
(o)		Not Applicable
(p)		Powers of Attorney (21)
(q)		Not Applicable
(r)		Historical Current Limits on Index Gains (21)

1	Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 on April 23, 1997 (File No. 333-14061)
2	Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on February 23, 1998 (File No. 33-64016)
3	Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No. 333-14061)
4	Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on April 28, 2003 (File No. 333-71800)
5	Incorporated herein by reference to Initial N-4 Filing on June 7, 1993 (File 33-64016)
6	Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on April 29, 1997 (File No. 33-64016)
7	Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File No. 333-108437)
8	Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on December 15, 2011 (File No. 333-176870)
9	Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on April 25, 2012 (File No. 333-176870)
10	Incorporated herein by reference to Post-Effective Amendment No. 2 for Form N-4 on September 20, 2012 (File No. 333-176870)
11	Incorporated herein by reference to Post-Effective Amendment No. 8 for Form N-6 on April 26, 2013 (File No. 333-148824)
12	Incorporated herein by reference to Post-Effective Amendment No. 3 for Form N-4 on April 26, 2013 (File No. 333-176870)
13	Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on July 12, 2013 (File No. 333-176870)
14	Incorporated herein by reference to Post-Effective Amendment No. 7 for Form N-4 on July 25, 2014 (File No. 333-176870)
15	Incorporated herein by reference to Post-Effective Amendment No. 9 for Form N-4 on July 16, 2015 (File No. 333-176870)
16	Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 26, 2018 (File No. 333-176870)
17	Incorporated herein by reference to Post-Effective Amendment No. 13 for Form N-4 on April 29, 2019 (File No. 333-176870)
18	Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on December 9, 2021 (File No. 333-255058)

19	Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on April 29, 2022 (File No. 333-255058)
20	Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on November 13, 2023 (File No. 333-255058)
21	Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on April 17, 2025 (File No. 333-283566)
22	Filed herein.

Item 28. Directors and Officers of the Insurance Company

Name and Principal Business Address[1]	Position and Offices with Depositor
Esfandyar E. Dinshaw	President, Chairman of the Board & Chief Executive Officer
Darron K. Ash	Director
James Roderick Clark	Director
Thomas J. Corcoran	Director
Susan T. Deakins	Director
George A. Fisk	Director
Carl M. Harris	Director
William D. Heinz	Director
Gina A. Norris	Director
Gerald R. Blair[3]	President – Sammons Life Insurance Group
Casey C. Decker	Chief Operating Officer
William L. Lowe	President – Sammons Institutional Group and Director
Joseph E. Paul	President – Sammons Corporate Markets
Robert R. TeKolste	President – Sammons Independent Annuity Group and Director
Brett L. Agnew	Senior Vice President, Deputy General Counsel – Securities & Investments and Assistant Secretary
David C. Attaway	Senior Vice President
Kathleen Bartling[2]	Chief People Officer
Kelly L. Coomer[3]	Senior Vice President & Chief Information Officer
Brian D. Hansen	Senior Vice President & Chief Development Officer
Eric Y. Lin	Senior Vice President & Corporate Actuary
John D. Melvin	Senior Vice President & Chief Investment Officer
Michael L. Mock	Senior Vice President – Wealth Management Strategy
Michael A. Pietig	Senior Vice President – Services
Amy E. Teas	Senior Vice President, General Counsel & Secretary
Stacy L. Bagby	Vice President – Sales & Compliance Administration
Marcy L. Baker	Vice President – Risk & Asset Liability Management
Neil A.Berns	Vice President & Chief Strategy Officer-Life
Jamie E. Beyer[2]	Vice President – Valuation
Bryce A. Biklen	Vice President & Chief Distribution Officer SIAG
Lori L. Bochner	Vice President – Marketing
Gregory J. Bonzagni	Vice President – National Sales
Eric Boucher	Vice President – Enterprise Risk Management
Kerry Cahill	Vice President – Business & Sales Development
Jackie L. Cockrum	Vice President – New Business Operations
Timothy D. Crawford	Vice President & Associate General Counsel-Life & Annuity Operations
Pam Doeppe	Vice President
Nathan L. Driskill	Vice President – Sales MNL
Linda M. Durman	Vice President – Annuity Product Development & Inforce Management

Daniel E. Edsen	Vice President, Chief Financial Officer & Treasurer
Adora M. Ellis	Vice President – Investment Portfolio Management
Kirk P. Evans	Vice President – Product Development & Risk Management
Lynne M. Flater	Vice President & Chief Tax Officer
Trent J. Freier	Vice President – Corporate Markets
Patrick Glover	Vice President – Financial Reporting
Christie S. Goodrich	Vice President – Life Product
Cyndi J. Hall	Vice President – Chief Compliance Officer
Jeffrey P. Heppner	Vice President – Information Technology
Jeannie M. Iannello[2]	Vice President – Life New Business & Underwriting
Robert Johnson, Jr.	Vice President – Chief Distribution & Sales Officer MNL
Mark E. Kalinowski[3]	Vice President – Investment & Hedging Strategies
Tracey E. Knudtson	Vice President – Talent & Organizational Development and HR Business Partner
Khen C. Leuk[3]	Vice President – Chief Underwriting Officer, SFG Bermuda Ltd.
Brent A. Mardis	Vice President - Chief Strategy Officer
Kevin W. Mechtley	Vice President – Business Development & Chief Innovation Officer
Paul J. Mocarski	Vice President & Chief Information Security Officer
Seth G. Nailor	Vice President – Agency and Customer Support
Katrisha Neisse[2]	Vice President - Strategy & Business Development- Life
Adam W. Newland	Vice President – Audit
Jackson P. Ode	Vice President – Sales MNL
Cheryl O’Heath[3]	Vice President – Information Technology
Susan B. Osweiler	Vice President – Chief Risk Officer
Varun B. Parekh[3]	Vice President – Information Technology
Matthew P. Pelham	Vice President – Information Technology
Melissa R. Phillips	Vice President – Sales Operations Life
Henry Pietrkowski[3]	Vice President – Associate General Counsel – Litigation
Amy E. Rider	Vice President – Strategic Risk & Mortality Management
Sarah E. Theis	Vice President & Chief Strategy Officer
Rachelle L. Tieszen[2]	Vice President – Total Rewards and HR Business Partner
Piera Valle	Vice President – Financial Institutions
Carmen R. Walter	Vice President – Product Development Corporate Markets
Heath C. Williams[2]	Vice President – Information Technology
Aaron D. Witt	Vice President – Chief Digital & Data Officer
Stephanie Wynne	Vice President – Corporate Development Operations & Integration
Lori DenHerder	Associate Vice President – Compliance Investigations & AML Officer
Logan S. Veurink[2]	Associate Vice President – Capital Planning & Analysis
Jill Williams[3]	Associate Vice President – Operational Compliance
1    Unless noted otherwise, the principal business address for each officer and director is 8300 Mills Civic Parkway, West Des Moines, IA 50266
2    One Sammons Plaza, Sioux Falls, SD 57193-9991
3    433 W. Van Buren Street, Chicago, IL 60607
Item 29. Persons Controlled By or Under Common Control With the Insurance Company or Registered Separate Account.
The Insurance Company, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc. The Registered Separate Account is a segregated asset account of Midland. Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT). Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2024, are:

Name of Parent, Subsidiaries Or Affiliates	Domiciliary Location	If Control is Ownership Provide Percentage
19160 West Bellfort Richmond Owner, LLC	DE	100.00
215 Castro LLC	DE	100.00

49 North, LLC	DE	100.00
5 Burlington Woods JV, LLC	DE	44.00
5 Burlington Woods, LLC	DE	100.00
550 Capital, Inc.	DE	100.00
800 Main Street Providence Village Owner, LLC	DE	100.00
ABV Holdings, LLC	NC	100.00
Access Plus (Scotland) Ltd.	ZZZ	100.00
Aerial Platform Hire Limited	IRL	100.00
AIS SIND, LLC	DE	100.00
AJ Highland Park Investors, LLC	DE	100.00
AJ Renaissance Place Investors, LLC	DE	100.00
AK St. Louis Holdings, LLC	DE	100.00
AK St. Louis Manager, LLC	DE	50.00
AK St. Louis Owner, LLC	DE	100.00
Albemarle Solar Center, LLC	NC	100.00
Albion 636 Division, LLC	DE	100.00
Albion at Beachwood LLC	DE	50.00
Albion at Evanston Investors I, LLC	DE	100.00
Albion at Evanston, LLC	DE	100.00
Albion at Highland Park, LLC	DE	100.00
Albion at Murfreesboro, LLC	DE	100.00
Albion at New Forum Member, LLC	DE	100.00
Albion at Oak Park Investors I, LLC	DE	100.00
Albion at Oak Park Member, LLC	DE	100.00
Albion at Oak Park, LLC	DE	100.00
Albion at Palatine, LLC	DE	100.00
Albion at Parklane GP, LLC	DE	100.00
Albion at Parklane Limited Partner, LLC	DE	100.00
Albion at Renaissance Place, LLC	DE	100.00
Albion Columbus 1, LLC	DE	100.00
Albion Columbus Investors 1, LLC	DE	20.00
Albion Construction LLC	DE	100.00
Albion DeVille Member LLC	DE	100.00
Albion HoldCo LLC	DE	100.00
Albion in the Gulch Investors, LLC	DE	100.00
Albion in the Gulch Member, LLC	DE	100.00
Albion in the Gulch, LLC	DE	100.00
Albion Jacobs Highland Park, LLC	DE	100.00
Albion Jacobs Renaissance Place, LLC	DE	100.00
Albion Lawrenceville, LLC	DE	100.00
Albion Murfreesboro Investors, LLC	DE	20.00
Albion Murfreesboro Member, LLC	DE	100.00
Albion Music Row II, LLC	DE	100.00
Albion Music Row, LLC	DE	100.00
Albion on Lake Cook Mezz, LLC	DE	100.00
Albion on Lake Cook, LLC	DE	100.00
Albion Residential LLC	DE	100.00
Albion St. Louis, LLC	DE	100.00
AmeyBriggs Fleet and Equipment Limited	GBR	50.00
AmeyBriggs Services Holding Limited	GBR	50.00

AmeyBriggs Services Limited	GBR	100.00
Asheville Resolution Corporation	DE	100.00
Aspen Solar, LLC	NC	100.00
ATCAP-CCI Atlanta Industrial II, LLC	DE	95.00
ATCAP-CCI Atlanta Industrial, LLC	DE	92.50
ATCAP-CCI Emerson Industrial, LLC	DE	95.00
ATCAP-CCI Flint Industrial, LLC	DE	95.00
Atlas Atlanta Cobb International, LLC	DE	100.00
Atlas Atlanta II Doan, LLC	DE	100.00
Atlas Atlanta II International, LLC	DE	100.00
Atlas Atlanta II Park, LLC	DE	100.00
Atlas Atlanta II Shackleford, LLC	DE	100.00
Atlas Atlanta Mountain Industrial, LLC	DE	100.00
Atlas Atlanta Oakcliff, LLC	DE	100.00
Atlas Atlanta Royal Atlanta, LLC	DE	100.00
Atlas Atlanta Tuckerstone, LLC	DE	100.00
Atlas Emerson, LLC (Indianapolis, IN)	DE	100.00
Atlas Flint 146, LLC	DE	100.00
Atlas Flint Air Center, LLC	DE	100.00
Atlas Flint Bergen, LLC	DE	100.00
Atlas Flint Dorothy, LLC	DE	100.00
Atlas Flint International, LLC	DE	100.00
Atlas Flint Lake Emma, LLC	DE	100.00
Atlas Flint Park Row, LLC	DE	100.00
Balloo Hire Centre Limited	IRL	100.00
Balloo Hire Limited	IRL	100.00
Balsam Solar, LLC	NC	100.00
Bannagroe Limited	IRL	100.00
BE Finance Limited	GBR	100.00
Beachwood Apartments LLC	DE	100.00
Beacon Capital Management, Inc.	OH	100.00
Bestow Life Insurance Company	IA	100.00
Beulah Belle Grazing Association, LLC	WY	100.00
Blulift Limited	IRL	100.00
BRE NC Solar 1, LLC	NC	100.00
Briggs Equipment Ireland Limited	IRL	100.00
Briggs Equipment Mexico, Inc.	DE	100.00
Briggs Equipment UK Limited	GBR	100.00
Briggs Equipment, S.A. de C.V.	MEX	99.00
Briggs Equipment, S.A. de C.V.	MEX	1.00
Briggs Industrial Solutions, Inc.	DE	100.00
Briggs International, Inc.	DE	100.00
Briggs UK Holdings, Inc.	DE	100.00
Broadway Solar Center, LLC	NC	100.00
Burleson Wilshire Investment Partners, LLC	DE	100.00
Canal Reinsurance Company	IA	100.00
Cast Iron Energy, LLC	DE	100.00
CCE Funding LLC	DE	100.00
CCI Alexandria SL LLC	DE	100.00
CCI Atlanta Industrial LLC	DE	100.00

CCI Bethesda SL LLC	DE	100.00
CCI GG Prime 1 LLC	DE	100.00
CCI Historic, Inc.	DE	100.00
CCI Horizon LLC	DE	100.00
CCI Industrial - ATCAP Atlanta II Investor LLC	DE	100.00
CCI Industrial - ATCAP Emerson Investor LLC	DE	100.00
CCI Industrial - ATCAP Flint Investor LLC	DE	100.00
CCI Industrial - JSC Georgetown I Investor LLC	DE	100.00
CCI Industrial - JSC Georgetown II Investor LLC	DE	100.00
CCI Industrial - JSC Lakeview I Investor LLC	DE	100.00
CCI Industrial - JSC Lakeview II - SAF BTS Investor LLC	DE	100.00
CCI Industrial - JSC Lakeview II Investor LLC	DE	100.00
CCI Industrial - JSC Landis I Investor LLC	DE	100.00
CCI Industrial - JSC Landis II Investor LLC	DE	100.00
CCI Industrial - KDC Oncor Investor LLC	DE	100.00
CCI Industrial - SM Cary Investor LLC	DE	100.00
CCI Industrial - SM Locust Grove Investor LLC	DE	100.00
CCI Industrial Holdings LLC	DE	100.00
CCI JSC Holdings LLC	DE	100.00
CCI MAC 5BW LLC	DE	100.00
CCI Manager LLC	DE	100.00
CCI MF Holdings LLC	DE	100.00
CCI MFH - KV San Cierra Investor LLC	DE	100.00
CCI MFH - KV Tribeca/Encore Investor LLC	DE	100.00
CCI Residential LLC	DE	100.00
CCI Retail – GBT TX Sprouts Investor LLC	DE	100.00
CCI Retail Holdings LLC	DE	100.00
CCI SSL Funding LLC	DE	100.00
CCI SSL Holding LLC	DE	100.00
CCI Tysons SL, LLC	DE	100.00
CCI Westfields Investor LLC (fka CCI Ohana LLC)	DE	100.00
CCI/HTC, Inc.	DE	100.00
Cedar Solar, LLC	NC	100.00
Clemina Hydro Power GP Ltd.	CAN	100.00
Clemina Hydro Power LP	CAN	99.00
Clemina Hydro Power LP	CAN	0.01
Columbia Mountains Power GP Ltd.	CAN	100.00
Columbia Mountains Power LP	CAN	99.00
Columbia Mountains Power LP	CAN	0.01
Community Investments, Inc.	DE	100.00
Compatriot Capital, Inc.	DE	100.00
Connect18 Energy Holdings, Inc.	DE	100.00
Consolidated Investment Services, Inc.	DE	100.00
Constitution, LLC	DE	100.00
Controladora Briggs de Mexico, S. de R.L. de C.V.	MEX	99.00
Controladora Briggs de Mexico, S. de R.L. de C.V.	MEX	1.00
Cornwall Solar Center, LLC	NC	100.00
Crestwood Solar Center, LLC	NC	100.00
Dement Farm, LLC	NC	100.00
Duplin Solar II, LLC	NC	100.00

Durham Solar, LLC	NC	100.00
E2M Holdings, LLC	DE	30.00
E2M Partners, LLC	DE	100.00
Elm Solar, LLC	NC	100.00
English Hydro Power GP Ltd.	CAN	100.00
English Hydro Power LP	CAN	0.01
English Hydro Power LP	CAN	99.00
Enterhealth, LLC	TX	21.30
ESA Newton Grove 1 NC, LLC	NC	100.00
ESA Selma NC 1, LLC	NC	100.00
ESA Smithfield 1 NC, LLC	NC	100.00
Flagship Energy, LLC	DE	100.00
Forklift Operations de Mexico, S.A. de C.V.	MEX	99.00
Forklift Operations de Mexico, S.A. de C.V.	MEX	1.00
Forkway (Hire) Limited	GBR	100.00
Forkway Group Limited	GBR	100.00
Forkway Limited	GBR	100.00
Foundation X, LLC	DE	100.00
Galway Pland and Tool Hire Limited	IRL	100.00
GBT-CCI TX Sprouts JV, LLC	DE	82.00
Gerrity Group, LLC	DE	100.00
Gerrity Holdings LLC	DE	40.00
Gerrity Prime 1, LLC	DE	99.00
Gerrity Prime 1, LLC	DE	1.00
Gerrity Retail Fund 3 Management, LLC	DE	100.00
Gerrity Retail Fund 3, L.P.	DE	40.00
Gerrity Retail Fund 3, L.P.	DE	0.00
Gerrity Retail Fund 3, L.P.	DE	4.30
Gerrity Retail Investors 3, LLC	DE	94.70
Gerrity Retail Partners 3, LLC	DE	100.00
GFL Access Limited	GBR	100.00
GFL Holdings Limited	GBR	100.00
Gila Bend Power Partners, LLC	DE	100.00
GRF Special, LLC	DE	0.00
GRF Special, LLC	DE	100.00
Gwynedd Forklifts Limited	GBR	100.00
H2 Fuels, Inc.	DE	100.00
Harrell's Hill Solar Center, LLC	NC	100.00
Heelstone Energy II, LLC	DE	100.00
Heelstone Energy III, LLC	DE	100.00
Heelstone Energy IV, LLC	DE	100.00
Heelstone Energy V, LLC	DE	100.00
Heelstone Energy VI, LLC	DE	100.00
Heelstone Energy VIII, LLC	DE	100.00
Heelstone Energy, LLC	DE	100.00
Heelstone Land Holdings, LLC	DE	100.00
Heestone Energy VII, LLC	DE	100.00
Heyday Insurance Agency LLC	DE	100.00
Highland Solar Center, LLC	NC	100.00
Hiremech Holdings Limited	GBR	100.00

Hiremech Limited	GBR	100.00
Hitec Lift Trucks Limited	GBR	100.00
HyElement Power, Inc.	DE	100.00
Industrial US Holdings, Inc.	DE	100.00
Innovative Solar 23, LLC	NC	100.00
J.B. Plant Hire (Dungannon) Limited	GBR	100.00
J.B. Plant Hire Limited	GBR	100.00
Jackson-Shaw Company LLC	DE	100.00
Jackson-Shaw Holdings LLC	DE	44.75
JLB 2728 Cedar Springs, LP	TX	30.00
JLB 2728 Cedar Springs, LP	TX	70.00
JLB BUILDERS LLC	TX	100.00
JLB CCI Westfields LLC	DE	80.00
JLB CCI Westfields LLC	DE	11.62
JLB Chapman GP LLC	DE	100.00
JLB Chapman LP	DE	98.00
JLB Chapman LP	DE	100.00
JLB Chapman LP	DE	2.00
JLB McLean LLC	DE	39.00
JLB McLean LLC	DE	21.90
JLB McLean Partners LP	DE	65.70
JLB Partners LLC	DE	40.00
JLB REALTY LLC	TX	100.00
JLB RESIDENTIAL LLC	TX	100.00
JLB Stafford Land LP	TX	100.00
JLB West Paces Phase I GP LLC	TX	100.00
JLB West Paces Phase I L.P.	TX	80.00
JLB West Paces Phase I L.P.	TX	19.00
JLB West Paces Phase I L.P.	TX	1.00
JSC Manager LLC	DE	100.00
JSC-CCI Georgetown I JV LLC	DE	94.00
JSC-CCI Georgetown I JV LLC	DE	3.50
JSC-CCI Georgetown II JV LLC	DE	95.00
JSC-CCI Georgetown II JV LLC	DE	3.50
JSC-CCI Lakeview I JV LLC	DE	95.00
JSC-CCI Lakeview I JV LLC	DE	3.50
JSC-CCI Lakeview I LLC	DE	100.00
JSC-CCI Lakeview I Mezz LLC	DE	100.00
JSC-CCI Lakeview II - SAF BTS, LLC	DE	95.00
JSC-CCI Lakeview II - SAF BTS, LLC	DE	3.50
JSC-CCI Lakeview II JV LLC	DE	95.00
JSC-CCI Lakeview II JV LLC	DE	3.50
JSC-CCI Landis I, LLC	DE	95.00
JSC-CCI Landis I, LLC	DE	3.50
JSC-CCI Landis II, LLC	DE	95.00
JSC-CCI Landis II, LLC	DE	3.50
K2 Development, LLC	DE	100.00
KDC HoldCo LLC	DE	25.00
KDC OEDC Investments One LP	TX	75.00
KDC Real Estate JV I Controlling GP LLC	DE	25.00

KDC Real Estate JV I General Partner LP	DE	48.50
KDC Real Estate JV I General Partner LP	DE	0.00
KDC Real Estate JV I LP	DE	48.40
KDC Real Estate JV I LP	DE	0.20
KDC Real Estate JV I Operating LLC	DE	100.00
KDC Real Estate JV I REIT LLC	DE	100.00
KDC Real Estate JV I REIT LLC	DE	0.00
KDC Real Estate JV I REIT Manager LLC	DE	25.00
Kenansville Solar Farm, LLC	NC	100.00
KV Encore Apartments, LLC	DE	100.00
KV San Cierra Apartments, LLC	DE	100.00
KV San Cierra Holdings, LLC	DE	85.00
KV Tribeca Apartments, LLC	DE	100.00
KV Tribeca/Encore Holdings, LLC	DE	75.00
Kyle Kohlers Crossing, LLC	DE	100.00
Lafayette Solar I, LLC	NC	100.00
Laois Hire Services Limited	IRL	100.00
Laurinburg Solar, LLC	NC	100.00
Legacy KDC Holdings, LLC	DE	35.60
Littlefield Solar Center, LLC	NC	100.00
Maxim (GB) Limited	GBR	100.00
Mexcolift Servicios de Personnel, S. de R.L. de C.V.	MEX	99.00
Mexcolift Servicios de Personnel, S. de R.L. de C.V.	MEX	1.00
Midland National Life Insurance Company	IA	100.00
Midway Wind, LLC	DE	100.00
MNL Reinsurance Company	IA	100.00
Montacargas Yale de Mexico, S.A. de C.V.	MEX	99.00
Montacargas Yale de Mexico, S.A. de C.V.	MEX	1.00
Morgan Farm, LLC	NC	100.00
My Financial Freedom LLC	DE	100.00
Nashville Farms, LLC	NC	100.00
Neckar Investments Limited	GBR	100.00
New Forum Apartments JV Investors, LLC	DE	10.00
New Forum Owner LLC	DE	100.00
New Roots M Trust	DE	100.00
New Roots N Trust	DE	100.00
Neworld Energy Investor LLC	DE	90.00
Neworld.Energy Holdings, LLC	DE	25.00
Neworld.Energy Holdings, LLC	DE	3.00
Neworld.Energy LLC	NV	100.00
Nextgen Re Holdings, LLC	DE	100.00
Nishhen Denshi Limited	GBR	100.00
North American Company for Life and Health Insurance	IA	100.00
North Carolina Solar III, LLC	NC	100.00
Northern Forklift (Scotland) Limited	GBR	100.00
Northrock Financial Services, LLC	DE	100.00
Northrock Partners Holdco, LLC	DE	55.00
NorthRock Partners Intermediate, LLC	DE	55.00
NorthRock Partners Tax Services, LLC	DE	100.00
NorthRock Partners, LLC	DE	100.00

NRX Hockey, LLC	DE	100.00
NRX Holding, LLC	DE	100.00
Otter, Inc.	OK	100.00
Parkway Mortgage, Inc.	DE	100.00
Pathfinder Bison Bend, LLC	WY	100.00
Pathfinder Buzzard Bird Ranch, LLC	WY	100.00
Pathfinder Cardwell Access Ranch, LLC	WY	100.00
Pathfinder Cardwell Ranch, LLC	WY	100.00
Pathfinder Dumbell Ranch, LLC	WY	100.00
Pathfinder Land and Ranch Management, LLC	WY	100.00
Pathfinder Miracle Mile Ranch, LLC	WY	100.00
Pathfinder Pathfinder Ranch, LLC	WY	100.00
Pathfinder Perkins Ranch, LLC	WY	100.00
Pathfinder Ranches, LLC	WY	100.00
Pathfinder Sand Creek, LLC	WY	100.00
Pathfinder Stewart Creek Ranch, LLC	WY	100.00
Pathfinder Sun Ranch, LLC	WY	100.00
Pathfinder Two Iron Ranch, LLC	WY	100.00
Pent House Associates	DE	99.00
Pent House Associates	DE	1.00
PR Holdings Inc.	DE	100.00
Private Tax Services, LLC	DE	100.00
Property Disposition, Inc.	DE	100.00
PV Project Holdings I, LLC	NC	100.00
PV Project Holdings II, LLC	NC	100.00
PV Project Holdings III, LLC	NC	100.00
PV Project Holdings IV, LLC	NC	100.00
PV Project Holdings V, LLC	NC	100.00
Raeford Farm, LLC	NC	100.00
Red Hill Solar Center, LLC	NC	100.00
Red Toad 1425 A Powatan Road, LLC	NC	100.00
Relay Energy Partners, LLC	DE	100.00
Rio Bravo Wind Capital, LLC	DE	100.00
Rio Bravo Wind Holdings, LLC	DE	100.00
Rio Bravo Wind Renewables, LLC	DE	100.00
Rio Bravo Windpower, LLC	DE	100.00
Rockingham Solar, LLC	NC	100.00
Rosemount Holdings Ltd	ZZZ	100.00
RSG Hockey, LLC	DE	100.00
SAGE Assets, Inc.	DE	100.00
Samarcand Solar Farm, LLC	NC	100.00
Sammons BW, Inc.	DE	100.00
Sammons Capital, Inc.	DE	100.00
Sammons Corporation	DE	100.00
Sammons Distribution Holdings, Inc.	DE	100.00
Sammons Enterprises, Inc.	DE	100.00
Sammons Enterprises, Inc. ESOT	TX
Sammons Equity Alliance, Inc.	DE	100.00
Sammons Financial Group Asset Management, LLC	DE	100.00
Sammons Financial Group U.S. Insurance Holdings, LLC	DE	100.00

Sammons Financial Group Wealth Management Holdings, LLC	DE	100.00
Sammons Financial Group, Inc.	DE	100.00
Sammons Financial Network, LLC	DE	100.00
Sammons Industrial Capital, LLC	DE	100.00
Sammons Industrial, Inc.	DE	100.00
Sammons Infrastructure, Inc.	DE	100.00
Sammons Institutional Group, Inc.	DE	100.00
Sammons Power Development, Inc.	DE	100.00
Sammons Renewable Energy Canada Holdings Inc.	CAN	100.00
Sammons Renewable Energy Holdings, Inc.	DE	100.00
Sammons Securities, Inc.	DE	100.00
Sammons Warehouse Solutions, Inc.	DE	100.00
Serpentine Hydro Power GP Ltd.	CAN	100.00
Serpentine Hydro Power LP	CAN	99.00
Serpentine Hydro Power LP	CAN	0.01
SFG Bermuda, LTD	BM	100.00
SFG Cary Investors, LLC	DE	95.00
SFG Cary, LLC	DE	100.00
SFG Fortuna, LLC	DE	100.00
SFG Locust Grove Investors, LLC	DE	95.00
SFG Locust Grove, LLC	GA	100.00
SFG Tenura, LLC	DE	100.00
Shelby Randolph Road Solar I, LLC	NC	100.00
SID Solar I, LLC	NC	100.00
Silverstone Alexandria II Owner, LLC	DE	100.00
Silverstone Alexandria II, LP	DE	90.00
Silverstone Bethesda Owner, LLC	DE	100.00
Silverstone Bethesda, LP	DE	85.00
Silverstone Senior Living, LLC	DE	37.33
Silverstone Tysons Owner, LLC	DE	100.00
Silverstone Tysons, LP	DE	85.00
SitePro Rentals, Inc.	DE	100.00
Ski Partners II, LLC	DE	32.75
Ski Partners, LLC	DE	32.74
SLBCA Holding LLC	DE	100.00
Solberg Reinsurance Company	IA	100.00
Solent Forklift Trucks Limited	GBR	100.00
Soo Line Building City Apartments LLC	DE	100.00
SP Land Company, LLC	DE	80.00
SRE Blocker #1, Inc.	DE	100.00
SRE Blocker #2, Inc.	DE	100.00
SRE Blocker #3, Inc.	DE	100.00
SRE Blocker #4, Inc.	DE	100.00
SRE DevCo, Inc.	DE	100.00
SRE Focalpoint Holdings, Inc.	DE	100.00
SRE Focalpoint Member, LLC	DE	100.00
SRE Focalpoint, LLC	DE	99.50
SRE Hydro Canada Corp	CAN	100.00
SRE Hydro Canada General Services Ltd.	CAN	100.00
SRE Hydro Canada-1, LLC	DE	99.50

SRE Hydro DevCo, Inc.	DE	100.00
SRE Midway HoldCo LLC	DE	100.00
SRE Midway LLC	DE	99.50
SRE Midway Member LLC	DE	100.00
SRE NC Solar, LLC	DE	99.50
SRE OpCo, Inc.	DE	100.00
SRE Rio Bravo, LLC	DE	99.50
SRE Solar OpCo, Inc.	DE	100.00
SRE Utility Solar 1, LLC	DE	100.00
SRE Wind OpCo Inc.	DE	100.00
SRK Holdings, LLC	NC	100.00
SSL CCI Funding, LLC	DE	85.00
Stewart Creek Grazing Association, LLC	WY	50.00
Stewart Creek Grazing Association, LLC	WY	50.00
Stone Roots M Trust	DE	100.00
Stone Roots N Trust	DE	100.00
Sweetgum Solar, LLC	NC	100.00
Sweetwater River Conservancy Bald and Golden Eagle Bank, LLC	WY	100.00
Sweetwater River Conservancy Greater Sage-Grouse Habitat Bank, LLC	WY	100.00
Sweetwater River Conservancy Wetland Mitigation Bank, LLC	WY	100.00
Sweetwater River Conservancy, LLC	WY	100.00
SWS Precision Warehouse Design LLC	DE	60.00
SWS ServiceCo, Inc.	DE	100.00
Sync Storage Solutions, Inc.	DE	100.00
Trail Boss Partners, LLC	DE	100.00
Trainingplus.Com Ltd.	ZZZ	100.00
Two Crosses Grazing Association, LLC	WY	25.00
Two Crosses Grazing Association, LLC	WY	25.00
Two Crosses Grazing Association, LLC	WY	25.00
Two Crosses Grazing Association, LLC	WY	25.00
Van Slyke Solar Center, LLC	NC	100.00
VGH/Dallas LLC	DE	70.00
Woodbine Legacy Holdings, LLC	DE	93.00
Woodbine Legacy Holdings, LLC	DE	7.00
Woodbine Legacy Investment Partners, LP	DE	45.70
Woodbine Legacy Pref Partners, LP	DE	42.10
Wooden Rifle Grazing Association, LLC	WY	20.00
Wooden Rifle Grazing Association, LLC	WY	20.00
Wooden Rifle Grazing Association, LLC	WY	20.00
Wooden Rifle Grazing Association, LLC	WY	20.00
Wooden Rifle Grazing Association, LLC	WY	20.00
York Road Solar I, LLC	NC	100.00
ZV Solar 3, LLC	NC	100.00
Item 30. Indemnification
Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law. This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the

Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31a. Relationship of Principal Underwriter to Other Investment Companies
In addition to Midland National Life Separate Account C, Sammons Financial Network, LLC, the principal underwriter/distributor of the Registered Separate Account, is also the principal underwriter/distributor for variable universal life policies issued through Midland National Life Separate Account A.
Item 31b. Principal Underwriters
The directors and principal officers of Sammons Financial Network, LLC are as follows:

Name and Principal Business Address	Positions and Offices with Sammons Financial Network, LLC
William L. Lowe 8300 Mills Civic Parkway West Des Moines, IA 50266	President
Christopher Kobes 8300 Mills Civic Parkway West Des Moines, IA 50266	Chief Compliance Officer—Broker Dealer
Arlen Dykhuis 8300 Mills Civic Parkway West Des Moines, IA 50266	Financial Operations Principal
Brett Agnew 8300 Mills Civic Parkway West Des Moines, IA 50266	Corporate Secretary
Item 31c. Compensation of Principal Underwriters
The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions*	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation**
Sammons Financial Network, LLC	$32,935,712	$0	$0	$8,923,126

*    Represents commissions paid on the LiveWell Variable Annuity, LiveWell Dynamic Annuity, and the Legacy Variable Annuity.
**    Represents an underwriting fee paid to Sammons Financial Network, LLC for LiveWell Variable Annuity contract, LiveWell Dynamic Annuity contract, and the Legacy Variable Annuity contract under Separate Account C.

Item 31A. Information about Contract with Index-Linked Options

Name of the Contract	Number of Contracts Outstanding	Total Value Attributable to the Index-Option Subject to an Adjustment	Number of Contracts Sold During the Prior Calendar Year	Gross Premiums Received During the Prior Calendar Year	Amount of Contract Value Redeemed During the Prior Calendar Year	Combination Contract (Yes/No)
Oak Elite Advisory Registered Index-Linked Variable Annuity	1	$136,203	1	$136,565	$225,000	Yes

Name of the Contract	Number of Contracts Outstanding	Total Value Attributable to the Index-Option Subject to an Adjustment	Number of Contracts Sold During the Prior Calendar Year	Gross Premiums Received During the Prior Calendar Year	Amount of Contract Value Redeemed During the Prior Calendar Year	Combination Contract (Yes/No)
LiveWell Dynamic Annuity	2,846	$485,785,899	2,212	$385,605,371	$5,629,461	Yes

Item 33. Management Services
No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 34. Fee Representation and Undertakings
With regard to the offering of the variable Subaccounts under this registration statement, Midland National Life Insurance Company represents that all fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

With regard to the offering of the index-linked Cycle Investments under this registration statement, Midland National Life Insurance Company hereby undertakes:
1. To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any prospectus required by section 10(a)(3) of the Securities
Act; and
2. That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

Section 403(b) Representation
On behalf of Midland National Life Separate Account C, Midland National Life Insurance Company represents that the Separate Account is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Midland National Life Separate Account C certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of West Des Moines, and State of Iowa, on this seventeenth day of September, 2025.

Pursuant to the requirements of the Securities Act of 1933, Midland National Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of West Des Moines, and State of Iowa, on this seventeenth day of September, 2025.

MIDLAND NATIONAL LIFE SEPARATE
ACCOUNT C (REGISTERED SEPARATE ACCOUNT)

By:	/S/ *
ESFANDYAR E. DINSHAW
Chairman of the Board

MIDLAND NATIONAL LIFE
INSURANCE COMPANY (INSURANCE COMPANY)

By:	/S/ *
ESFANDYAR E. DINSHAW
Chairman of the Board
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title
/S/ *	President, Chairman of the Board of Directors & Chief Executive Officer
ESFANDYAR E. DINSHAW	(Principal Executive Officer)
/S/ *	Vice President, Chief Financial Officer & Treasurer
*DANIEL E. EDSEN	(Principal Financial & Accounting Officer)
/S/ *	Director
* DARRON K. ASH
/S/ *	Director
JAMES RODERICK CLARK
/S/ *	Director
THOMAS J. CORCORAN
/S/ *	Director
SUSAN T. DEAKINS
/S/ *	Director
GEORGE A. FISK
/S/ *	Director
CARL M. HARRIS
/S/ *	Director
WILLIAM D. HEINZ
/S/ *	Director
WILLIAM L. LOWE
/S/ *	Director
GINA A. NORRIS
/S/ *	Director
ROBERT R. TEKOLSTE

*BY:	/s/ Brett Agnew	Date: September 17, 2025
Brett Agnew
Attorney-in-Fact
Pursuant to Power of Attorney

EXHIBIT INDEX

Item	Exhibit

27(l)	Consent of Independent Registered Public Accounting Firm